Average Annual Total Returns - FidelityFreedomFunds-RetailComboPRO - FidelityFreedomFunds-RetailComboPRO - Fidelity Freedom 2050 Fund	May 30, 2024
Fidelity Freedom 2050 Fund | Return Before Taxes
Average Annual Return:
Past 1 year	20.46%
Past 5 years	11.18%
Past 10 years	8.05%
Fidelity Freedom 2050 Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	19.99%
Past 5 years	9.19%
Past 10 years	6.24%
Fidelity Freedom 2050 Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	12.51%
Past 5 years	8.57%
Past 10 years	6.04%
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%
F0391
Average Annual Return:
Past 1 year	20.11%
Past 5 years	10.95%
Past 10 years	8.19%